Note 6 - Credit Facilities and Capital Leases (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Apr. 30, 2013	Apr. 12, 2013	Dec. 31, 2011	Oct. 31, 2009
Note 6 - Credit Facilities and Capital Leases (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 100,000,000		$ 150,000,000			$ 60,000,000
Long-term Line of Credit						60,000,000
Amortization of Deferred Charges		500,000
Interest Expense, Debt	5,900,000	1,000,000
Debt Instrument, Covenant Description	2.50
Capital Leases Including Purchase Option	20,800,000	17,500,000
Capital Lease Obligations, Current	7,128,000	5,564,000			4,005,000
Capital Lease Obligations, Noncurrent	13,671,000	11,935,000			6,265,000
Capital Lease Obligations	20,671,000	17,499,000			10,300,000
Debt Instrument, Face Amount				500,000,000
UnderwritingDiscountOnSeniorNotes				2.00%
Debt Instrument, Unamortized Discount	9,900,000			10,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.875%
Interest Costs Capitalized	1,700,000
Proceeds from Issuance of Senior Long-term Debt	490,000,000
PercentageOfNotesRedeemable	35.00%
IncreaseInAnnualRateWhileInDefault	0.25%
IncreaseInAnnualInterestRate	1.00%
Capital Leases, Future Minimum Payments Due	21,631,000	18,419,000
Capital Leases, Future Minimum Payments, Interest Included in Payments	960,000	920,000
Leverage Ratio [Member]
Note 6 - Credit Facilities and Capital Leases (Details) [Line Items]
Debt Instrument, Covenant Description	4.00	Leverage ratio (calculated as total debt divided by EBITDA) of not more than 3.0:1.
Interest Coverage Ratio [Member]
Note 6 - Credit Facilities and Capital Leases (Details) [Line Items]
Debt Instrument, Covenant Description	3.0	Interest coverage ratio (calculated as EBITDA divided by interest expense) of not less than 3.0:1.
Current Ratio [Member]
Note 6 - Credit Facilities and Capital Leases (Details) [Line Items]
Debt Instrument, Covenant Description		Current ratio (calculated as current assets divided by current liabilities) of not less than 1.10:1.
Tangible Net Worth [Member]
Note 6 - Credit Facilities and Capital Leases (Details) [Line Items]
Debt Instrument, Covenant Description	80%	Tangible net worth of greater than $500 million.
Positive Quarterly Net Income [Member]
Note 6 - Credit Facilities and Capital Leases (Details) [Line Items]
Debt Instrument, Covenant Description	50%
LIBOR [Member] | Minimum [Member]
Note 6 - Credit Facilities and Capital Leases (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate		3.00%
LIBOR [Member] | Maximum [Member]
Note 6 - Credit Facilities and Capital Leases (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate		3.75%
Alternative Base Rate [Member] | Minimum [Member]
Note 6 - Credit Facilities and Capital Leases (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate		2.00%
Alternative Base Rate [Member] | Maximum [Member]
Note 6 - Credit Facilities and Capital Leases (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate		2.75%
Commitment Fees On Credit Agreement [Member]
Note 6 - Credit Facilities and Capital Leases (Details) [Line Items]
Interest Expense, Debt	300,000
Amortization Of Loan Origination Fees [Member]
Note 6 - Credit Facilities and Capital Leases (Details) [Line Items]
Interest Expense, Debt	600,000
Senior Secured Revolving Credit Facility [Member]
Note 6 - Credit Facilities and Capital Leases (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 150,000,000
Minimum [Member] | LIBOR [Member]
Note 6 - Credit Facilities and Capital Leases (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate	3.00%
Minimum [Member] | Alternative Base Rate [Member]
Note 6 - Credit Facilities and Capital Leases (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.00%
Minimum [Member]
Note 6 - Credit Facilities and Capital Leases (Details) [Line Items]
Standby Fee Percentage	0.825%	0.825%
Maximum [Member] | LIBOR [Member]
Note 6 - Credit Facilities and Capital Leases (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate	3.75%
Maximum [Member] | Alternative Base Rate [Member]
Note 6 - Credit Facilities and Capital Leases (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.75%
Maximum [Member]
Note 6 - Credit Facilities and Capital Leases (Details) [Line Items]
Standby Fee Percentage	1.05%	1.05%